ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (34)	$ 605	$ 1,136	$ 2,815
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(1,905)	(2,077)
Pension adjustment, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(19)	(56)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (1,924)	$ (2,133)	$ (2,086)	$ (2,137)